Segment Reporting (Details) - Schedule of segment reporting - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 477,922	$ 433,488	$ 1,422,154	$ 943,702
Gross Profit	$ 200,486	$ 237,878
Gross Profit %	42.00%	55.00%
Transdermal Patches [Member]
Segment Reporting Information [Line Items]
Revenue	$ 401,990	$ 327,512
Gross Profit	$ 198,059	$ 216,800
Gross Profit %	49.00%	66.00%
Contract Services [Member]
Segment Reporting Information [Line Items]
Revenue	$ 75,932	$ 105,976
Gross Profit	$ 2,427	$ 20,998
Gross Profit %	3.00%	19.00%